Exhibit 99
Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	November 2016
Payment Date	12/15/2016
Transaction Month	19
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,941,398,111.43	84,593	55.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$440,000,000.00	0.35000%	June 15, 2016
Class A-2a Notes	$325,000,000.00	0.720%	March 15, 2018
Class A-2b Notes	$265,000,000.00	0.768%	March 15, 2018
Class A-3 Notes	$587,800,000.00	1.160%	November 15, 2019
Class A-4 Notes	$132,590,000.00	1.580%	August 15, 2020
Class B Notes	$55,270,000.00	2.040%	October 15, 2020
Class C Notes	$36,850,000.00	2.210%	January 15, 2021
Class D Notes	$36,850,000.00	2.710%	November 15, 2021
Total	$1,879,360,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,693,901.71

Principal:
Principal Collections	$25,445,956.85
Prepayments in Full	$13,118,456.69
Liquidation Proceeds	$501,765.86
Recoveries	$66,523.86
Sub Total	$39,132,703.26
Collections	$41,826,604.97

Purchase Amounts:
Purchase Amounts Related to Principal	$419,297.85
Purchase Amounts Related to Interest	$1,999.50
Sub Total	$421,297.35

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$42,247,902.32

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	November 2016
Payment Date	12/15/2016
Transaction Month	19
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$42,247,902.32
Servicing Fee	$771,989.48	$771,989.48	$0.00	$0.00	$41,475,912.84
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$41,475,912.84
Interest - Class A-2a Notes	$8,583.94	$8,583.94	$0.00	$0.00	$41,467,328.90
Interest - Class A-2b Notes	$7,467.48	$7,467.48	$0.00	$0.00	$41,459,861.42
Interest - Class A-3 Notes	$568,206.67	$568,206.67	$0.00	$0.00	$40,891,654.75
Interest - Class A-4 Notes	$174,576.83	$174,576.83	$0.00	$0.00	$40,717,077.92
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$40,717,077.92
Interest - Class B Notes	$93,959.00	$93,959.00	$0.00	$0.00	$40,623,118.92
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$40,623,118.92
Interest - Class C Notes	$67,865.42	$67,865.42	$0.00	$0.00	$40,555,253.50
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$40,555,253.50
Interest- Class D Notes	$83,219.58	$83,219.58	$0.00	$0.00	$40,472,033.92
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$40,472,033.92
Regular Principal Payment	$37,239,362.14	$37,239,362.14	$0.00	$0.00	$3,232,671.78
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,232,671.78
Residual Released to Depositor	$0.00	$3,232,671.78	$0.00	$0.00	$0.00
Total		$42,247,902.32

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$37,239,362.14
Total					$37,239,362.14
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$14,306,574.78	$44.02	$8,583.94	$0.03	$14,315,158.72	$44.05
Class A-2b Notes	$11,665,360.98	$44.02	$7,467.48	$0.03	$11,672,828.46	$44.05
Class A-3 Notes	$11,267,426.38	$19.17	$568,206.67	$0.97	$11,835,633.05	$20.14
Class A-4 Notes	$0.00	$0.00	$174,576.83	$1.32	$174,576.83	$1.32
Class B Notes	$0.00	$0.00	$93,959.00	$1.70	$93,959.00	$1.70
Class C Notes	$0.00	$0.00	$67,865.42	$1.84	$67,865.42	$1.84
Class D Notes	$0.00	$0.00	$83,219.58	$2.26	$83,219.58	$2.26
Total	$37,239,362.14	$19.81	$1,003,878.92	$0.53	$38,243,241.06	$20.34

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	November 2016
Payment Date	12/15/2016
Transaction Month	19

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$14,306,574.78	0.0440202	$0.00	0.0000000
Class A-2b Notes	$11,665,360.98	0.0440202	$0.00	0.0000000
Class A-3 Notes	$587,800,000.00	1.0000000	$576,532,573.62	0.9808312
Class A-4 Notes	$132,590,000.00	1.0000000	$132,590,000.00	1.0000000
Class B Notes	$55,270,000.00	1.0000000	$55,270,000.00	1.0000000
Class C Notes	$36,850,000.00	1.0000000	$36,850,000.00	1.0000000
Class D Notes	$36,850,000.00	1.0000000	$36,850,000.00	1.0000000
Total	$875,331,935.76	0.4657607	$838,092,573.62	0.4459457

Pool Information
Weighted Average APR	3.523%	3.516%
Weighted Average Remaining Term	40.38	39.56
Number of Receivables Outstanding	54,566	53,355
Pool Balance	$926,387,374.70	$886,257,120.99
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$879,520,755.82	$841,679,439.87
Pool Factor	0.4771754	0.4565046

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,706,990.56
Targeted Credit Enhancement Amount	$13,293,856.81
Yield Supplement Overcollateralization Amount	$44,577,681.12
Targeted Overcollateralization Amount	$48,164,547.37
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$48,164,547.37

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,706,990.56
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,706,990.56
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,706,990.56

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	November 2016
Payment Date	12/15/2016
Transaction Month	19
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		150	$644,746.31
(Recoveries)		84	$66,523.86
Net Loss for Current Collection Period			$578,222.45
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.7490%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5363%
Second Prior Collection Period			0.6056%
Prior Collection Period			0.7222%
Current Collection Period			0.7656%
Four Month Average (Current and Prior Three Collection Periods)			0.6574%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,227	$8,377,306.25
(Cumulative Recoveries)			$738,142.21
Cumulative Net Loss for All Collection Periods			$7,639,164.04
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3935%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,596.00
Average Net Loss for Receivables that have experienced a Realized Loss			$2,367.26

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.35%	624	$12,003,001.58
61-90 Days Delinquent	0.25%	100	$2,211,146.22
91-120 Days Delinquent	0.06%	23	$531,312.39
Over 120 Days Delinquent	0.09%	36	$838,192.75
Total Delinquent Receivables	1.76%	783	$15,583,652.94

Repossession Inventory:
Repossessed in the Current Collection Period		35	$774,146.04
Total Repossessed Inventory		71	$1,651,883.03

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2439%
Prior Collection Period			0.2621%
Current Collection Period			0.2980%
Three Month Average			0.2680%

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	November 2016
Payment Date	12/15/2016
Transaction Month	19

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer